PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Properties. fair value	$ 2.3	$ 2.4